Investments (details) - Investment Information - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Investment disclosure details
Fixed maturities, amortized cost	$ 59,650	$ 58,878
Gross unrealized gains	1,369	2,100
Gross unrealized losses	504	320
Fixed maturities, at fair value	60,515	60,658
Equity securities, cost	504	528
Gross unrealized gains	236	190
Gross unrealized losses	8	13
Equity securities, at fair value	732	705
Continuous unrealized loss position less than 12 months, fair value	18,310	11,221
Continuous unrealized loss position less than 12 months, gross unrealized losses	482	233
Continuous unrealized loss position 12 months or longer, fair value	561	1,008
Continuous unrealized loss position 12 months or longer, gross unrealized losses	30	100
Continuous unrealized loss position, total, fair value	18,871	12,229
Continuous unrealized loss position, total, gross unrealized losses	512	333
Available-for-sale securities for which fair value is less than 80% of amortized cost, 3 months or less	2
Available-for-sale securities for which fair value is less than 80% of amortized cost, greater than 12 months	2
Available-for-sale securities for which fair value is less than 80% of amortized cost, total	$ 4
Unrealized investment losses for securities for which fair value is less than 80% of amortized cost, as a percentage of the combined fixed maturity and equity security portfolios on a pretax basis (less than)	1.00%
Unrealized investment losses for securities for which fair value is less than 80% of amortized cost, as a percentage of shareholders' equity on an after-tax basis (less than)	1.00%
Below investment grade [Member]
Investment disclosure details
Fixed maturities, at fair value	$ 1,760	1,710
Fixed maturities [Member]
Investment disclosure details
Gross realized gains	79	95	$ 44
Gross realized losses	20	14	12
Continuous unrealized loss position less than 12 months, fair value	18,263	11,126
Continuous unrealized loss position less than 12 months, gross unrealized losses	480	224
Continuous unrealized loss position 12 months or longer, fair value	492	937
Continuous unrealized loss position 12 months or longer, gross unrealized losses	24	96
Continuous unrealized loss position, total, fair value	18,755	12,063
Continuous unrealized loss position, total, gross unrealized losses	504	320
Available-for-sale securities for which fair value is less than 80% of amortized cost, 3 months or less	1
Available-for-sale securities for which fair value is less than 80% of amortized cost, greater than 12 months	2
Available-for-sale securities for which fair value is less than 80% of amortized cost, total	3
U.S. Treasury securities and obligations of U.S. government and government agencies and authorities [Member]
Investment disclosure details
Fixed maturities, amortized cost	2,031	2,202
Gross unrealized gains	9	8
Gross unrealized losses	5	16
Fixed maturities, at fair value	2,035	2,194
Continuous unrealized loss position less than 12 months, fair value	1,124	1,820
Continuous unrealized loss position less than 12 months, gross unrealized losses	5	15
Continuous unrealized loss position 12 months or longer, fair value		28
Continuous unrealized loss position 12 months or longer, gross unrealized losses		1
Continuous unrealized loss position, total, fair value	1,124	1,848
Continuous unrealized loss position, total, gross unrealized losses	5	16
Obligations of states, municipalities and political subdivisions [Member]
Investment disclosure details
Fixed maturities, amortized cost	31,550	30,027
Gross unrealized gains	712	1,393
Gross unrealized losses	352	9
Fixed maturities, at fair value	31,910	31,411
Continuous unrealized loss position less than 12 months, fair value	9,781	928
Continuous unrealized loss position less than 12 months, gross unrealized losses	352	7
Continuous unrealized loss position 12 months or longer, fair value	12	142
Continuous unrealized loss position 12 months or longer, gross unrealized losses		2
Continuous unrealized loss position, total, fair value	9,793	1,070
Continuous unrealized loss position, total, gross unrealized losses	352	9
Obligations of states, municipalities and political subdivisions, local general obligation [Member]
Investment disclosure details
Fixed maturities, amortized cost	13,955	12,744
Gross unrealized gains	271	577
Gross unrealized losses	182	3
Fixed maturities, at fair value	14,044	13,318
Obligations of states, municipalities and political subdivisions, revenue [Member]
Investment disclosure details
Fixed maturities, amortized cost	10,910	9,492
Gross unrealized gains	215	472
Gross unrealized losses	147	4
Fixed maturities, at fair value	10,978	9,960
Obligations of states, municipalities and political subdivisions, state general obligation [Member]
Investment disclosure details
Fixed maturities, amortized cost	1,717	1,978
Gross unrealized gains	36	97
Gross unrealized losses	22	2
Fixed maturities, at fair value	1,731	2,073
Obligations of states, municipalities and political subdivisions, pre-refunded [Member]
Investment disclosure details
Fixed maturities, amortized cost	4,968	5,813
Gross unrealized gains	190	247
Gross unrealized losses	1
Fixed maturities, at fair value	5,157	6,060
Debt securities issued by foreign governments [Member]
Investment disclosure details
Fixed maturities, amortized cost	1,631	1,829
Gross unrealized gains	34	45
Gross unrealized losses	3	1
Fixed maturities, at fair value	1,662	1,873
Continuous unrealized loss position less than 12 months, fair value	360	172
Continuous unrealized loss position less than 12 months, gross unrealized losses	3	1
Continuous unrealized loss position, total, fair value	360	172
Continuous unrealized loss position, total, gross unrealized losses	3	1
Mortgage-backed securities, collateralized mortgage obligations and pass-through securities [Member]
Investment disclosure details
Fixed maturities, amortized cost	1,614	1,863
Gross unrealized gains	100	124
Gross unrealized losses	6	6
Fixed maturities, at fair value	1,708	1,981
Continuous unrealized loss position less than 12 months, fair value	528	473
Continuous unrealized loss position less than 12 months, gross unrealized losses	5	4
Continuous unrealized loss position 12 months or longer, fair value	43	57
Continuous unrealized loss position 12 months or longer, gross unrealized losses	1	2
Continuous unrealized loss position, total, fair value	571	530
Continuous unrealized loss position, total, gross unrealized losses	6	6
Residential mortgage-backed pass-through securities classified as available-for-sale, GNMA, FNMA, FHLMC and Canadian Government [Member]
Investment disclosure details
Fixed maturities, at fair value	563	676
Residential collateralized mortgage obligations [Member]
Investment disclosure details
Fixed maturities, at fair value	$ 1,150	$ 1,300
Percent guaranteed by or fully collateralized by securities issued by GNMA, FNMA or FHLMC	51.00%	48.00%
Non-guaranteed residential collateralized mortgage obligations [Member]
Investment disclosure details
Fixed maturities, at fair value	$ 566	$ 683
All other corporate bonds [Member]
Investment disclosure details
Fixed maturities, amortized cost	22,737	22,854
Gross unrealized gains	508	523
Gross unrealized losses	138	288
Fixed maturities, at fair value	23,107	23,089
Continuous unrealized loss position less than 12 months, fair value	6,470	7,725
Continuous unrealized loss position less than 12 months, gross unrealized losses	115	197
Continuous unrealized loss position 12 months or longer, fair value	437	710
Continuous unrealized loss position 12 months or longer, gross unrealized losses	23	91
Continuous unrealized loss position, total, fair value	6,907	8,435
Continuous unrealized loss position, total, gross unrealized losses	138	288
Commercial mortgage-backed securities [Member]
Investment disclosure details
Fixed maturities, at fair value	938	865
Commercial mortgage-backed securities, containing guarantees by the U.S. government or a government-sponsored enterprise [Member]
Investment disclosure details
Fixed maturities, at fair value	290	303
Commercial mortgage-backed securities, non-guaranteed securities [Member]
Investment disclosure details
Fixed maturities, at fair value	648	562
Other fixed maturities [Member]
Investment disclosure details
Available-for-sale securities for which fair value is less than 80% of amortized cost, 3 months or less	1
Available-for-sale securities for which fair value is less than 80% of amortized cost, greater than 12 months	2
Available-for-sale securities for which fair value is less than 80% of amortized cost, total	3
Redeemable preferred stock [Member]
Investment disclosure details
Fixed maturities, amortized cost	87	103
Gross unrealized gains	6	7
Fixed maturities, at fair value	93	110
Continuous unrealized loss position less than 12 months, fair value		8
Continuous unrealized loss position, total, fair value		8
Equity securities [Member]
Investment disclosure details
Gross realized gains	17	16	27
Gross realized losses	3	10	3
Continuous unrealized loss position less than 12 months, fair value	47	95
Continuous unrealized loss position less than 12 months, gross unrealized losses	2	9
Continuous unrealized loss position 12 months or longer, fair value	69	71
Continuous unrealized loss position 12 months or longer, gross unrealized losses	6	4
Continuous unrealized loss position, total, fair value	116	166
Continuous unrealized loss position, total, gross unrealized losses	8	13
Available-for-sale securities for which fair value is less than 80% of amortized cost, 3 months or less	1
Available-for-sale securities for which fair value is less than 80% of amortized cost, total	1
Public common stock [Member]
Investment disclosure details
Equity securities, cost	390	386
Gross unrealized gains	216	164
Gross unrealized losses	3	7
Equity securities, at fair value	603	543
Continuous unrealized loss position less than 12 months, fair value	45	48
Continuous unrealized loss position less than 12 months, gross unrealized losses	2	6
Continuous unrealized loss position 12 months or longer, fair value	10	33
Continuous unrealized loss position 12 months or longer, gross unrealized losses	1	1
Continuous unrealized loss position, total, fair value	55	81
Continuous unrealized loss position, total, gross unrealized losses	3	7
Non-redeemable preferred stock [Member]
Investment disclosure details
Equity securities, cost	114	142
Gross unrealized gains	20	26
Gross unrealized losses	5	6
Equity securities, at fair value	129	162
Continuous unrealized loss position less than 12 months, fair value	2	47
Continuous unrealized loss position less than 12 months, gross unrealized losses		3
Continuous unrealized loss position 12 months or longer, fair value	59	38
Continuous unrealized loss position 12 months or longer, gross unrealized losses	5	3
Continuous unrealized loss position, total, fair value	61	85
Continuous unrealized loss position, total, gross unrealized losses	5	6
Real estate [Member]
Investment disclosure details
Gross realized gains	7	4	6
Gross realized losses	$ 0	$ 0	$ 0